SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Product Information [Line Items]
Total	$ 8,702,637	$ 10,669,590	$ 4,145,067
Transferred over Time [Member]
Product Information [Line Items]
Total	7,918,317	10,553,999	3,829,720
Transferred at Point in Time [Member]
Product Information [Line Items]
Total	784,320	115,591	315,347
Foundation Works Services Fixed Price Contracts [Member]
Product Information [Line Items]
Total	7,355,603	10,553,999	3,829,720
Foundation Works Services Units Price Contracts [Member]
Product Information [Line Items]
Total	562,714
Foundation Works Consultancy Services [Member]
Product Information [Line Items]
Total	$ 784,320	$ 115,591	$ 315,347